Total operating costs - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Restructuring charges including accelerated depreciation	€ 163	€ 153	€ 368
Severance costs and accelerated depreciation
Disclosure of other provisions [line items]
Restructuring charges including accelerated depreciation	145
Germany | Transformation of full service vending operations and related initiatives
Disclosure of other provisions [line items]
Restructuring charges including accelerated depreciation	€ 82